Regulatory Matters and Insurance of Accounts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of information concerning regulatory capital of the Bank
Total Capital, Actual	$ 164,082	$ 156,945
Total Capital, For Capital Adequacy Purposes	86,309	83,143
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	107,886	103,929
Tier 1 Leverage Capital, Actual	157,313	150,347
Tier 1 Leverage Capital, For Capital Adequacy Purposes	72,355	75,989
Tier 1 Leverage Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	90,444	94,987
Tier 1 Risk Based Capital, Actual	157,313	150,347
Tier 1 Risk Based Capital, For Capital Adequacy Purposes	43,154	41,572
Tier 1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 64,732	$ 62,358
Total Capital (to Risk Weighted Assets), Actual	15.21%	15.10%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	10.00%	10.00%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), Actual	8.70%	7.91%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	5.00%	5.00%
Tier 1 Risk Based Capital (to Risk Weighted Assets), Actual	14.58%	14.47%
Tier 1 Risk Based Capital (to Risk Weighted Assets), For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Risk Based Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	6.00%	6.00%